INVENTORIES	9 Months Ended
Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
INVENTORIES

	Notes	September 30, 2017	December 31, 2016
Finished goods		$59.4	$49.1
Ore stockpiles		5.3	9.1
Mine supplies		144.8	149.7
		209.5	207.9
Ore stockpiles included in other non-current assets	13	167.6	156.0
		$377.1	$363.9

For the three and nine months ended September 30, 2017, the Company recognized a net realizable value write-down in non-current ore stockpiles amounting to $0.5 million and $3.9 million (three and nine months ended September 30, 2016 - $nil and $0.1 million), respectively.
For the three and nine months ended September 30, 2017, the Company recognized a write-down in mine supplies inventories amounting to $1.4 million and $8.0 million (three and nine months ended September 30, 2016 - $1.1 million and $4.0 million), respectively.
For the three and nine months ended September 30, 2017, $nil and $0.7 million were recognized in Cost of sales for costs related to operating below normal capacity at Westwood (three and nine months ended September 30, 2016 - $6.3 million and $17.0 million), respectively.